SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Allowance for Credit Losses) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Balance at beginning of the year	$ 342,442	$ 5,626	$ 222,007
Charged to expense	316,966	342,442	5,626
Written-off	(342,442)	(5,626)	(222,007)
Balance at end of the year	$ 316,966	$ 342,442	$ 5,626